TRANSACTIONS WITH SUNPOWER AND TOTALENERGIES - Sales to SunPower (Details) - Related party - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Related Party Transaction [Line Items]
Revenues from related parties	$ 31.4	$ 206.0	$ 283.3
Accounts receivable		$ 0.6